FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Summary of Changes in Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance		$ 56,600	$ 170,600	$ 157,000	$ 108,840	$ 52,000	$ 108,840	$ 108,840
Change in fair value included in loss	$ (37,300)	(4,600)	(114,000)	13,600	48,160	(50,200)	61,760	(56,840)	$ (11,180)	$ 71,620
Ending balance		52,000	$ 56,600	$ 170,600	$ 157,000		$ 170,600	52,000	108,840
Contingent consideration - short term		0						0	8,985
Contingent consideration, net of current portion	$ 1,800	$ 52,000				$ 1,800		$ 52,000	$ 99,855